Financial risk management, objectives and policies	12 Months Ended
Dec. 31, 2023
Financial risk management, objectives and policies [Abstract]
Financial risk management, objectives and policies
Note 9 – Financial risk management, objectives and policies

Financial risk management

The Company’s principal financial liabilities consist of long-term debt, and, when applicable, current portion of long-term debt and derivatives. The main purpose of these financial liabilities is to finance the Company’s operations. The Company’s financial assets mainly comprise cash.

The Company is exposed to market risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks.

Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise four types of risk: interest rate risk, currency risk, commodity price risk and other price risk. Financial instruments affected by market risk are debt, bank deposits and derivative financial instruments.

a) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in interest rates relates primarily to the Company’s long-term debt with floating interest rates.

Interest rate risk sensitivity

The sensitivity analyses below have been determined based on the exposure to interest rates for both derivatives and floating rate long-term debt. For floating rate long-term debt, the analysis is prepared assuming the amount of liability outstanding at the reporting date was outstanding for the whole year.

2023: If interest rates had been 50 basis points higher/lower and all other variables were held constant, the Company’s:

●	profit for the year ended December 31, 2023 would decrease/increase by $2,185 thousand with a corresponding effect against equity; and

●	other comprehensive income would not be affected.

2022: If interest rates had been 50 basis points higher/lower and all other variables were held constant, the Company’s:

●	profit for the year ended December 31, 2022 would decrease/increase by $457 thousand with a corresponding effect against equity; and

●	other comprehensive income would not be affected.

2021: If interest rates had been 50 basis points higher/lower and all other variables were held constant, the Company’s:

●	loss for the year ended December 31, 2021 would decrease/increase by $981 thousand with a corresponding effect against equity; and

●	other comprehensive income would not be affected.

b) Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company has only immaterial currency risk since all revenue and major expenses, including all vessel expenses and financial expenses, are in US dollars. Consequently, no sensitivity analysis is prepared.

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations, resulting in financial loss to the Company. The Company is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions.

Credit risks related to receivables

During 2023, the Company’s vessels were either trading in the spot market or on short to medium term time charters to different counterparties. As of December 31, 2023, five of the Company’s 24 vessels are chartered to three different counterparties and 19 vessels are operated in the spot market.

During 2022, the Company’s vessels were either trading in the spot market or on short to medium term time charters to different counterparties. As of December 31, 2022, five of the Company’s 23 vessels are chartered to four different counterparties and 18 vessels are operated in the spot market.

During 2021, the Company’s vessels were either trading in the spot market or on short to medium term time charters to different counterparties. As of December 31, 2021, seven of the Company’s 26 vessels are chartered to five different counterparties and 19 vessels are operated in the spot market.

See Note 5 for further details on employment of the Company’s vessels. Time charter hire is paid monthly in advance.

Credit risk related to cash and cash equivalents and accounts receivables

The Company seeks to diversify credit risks on cash by holding the majority of its cash in different financial institutions. The Company holds the majority of its cash in Nordea, DNB, OCBC, Credit Agricole, CFM Indosuez, ABN AMRO, Citibank and United Overseas Bank.

As of December 31, 2023, five customers represented $13,757 thousand, $11,963 thousand, $7,311 thousand, $6,235 thousand and $6,023 thousand, respectively, of the Company’s accounts receivables.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2023	2022
Cash and cash equivalents	$74,738	$125,948
Accounts receivable and accrued revenues	75,848	59,465
Maximum credit exposure	$150,586	$185,412

Liquidity risk

The Company manages its risk of a shortage of funds by continuously monitoring maturity of financial assets and liabilities, and projected cash flows from operations such as charter hire, voyage revenues and vessel operating expenses. Certain of our credit agreements contain financial covenants requiring that at all times the borrowings under the credit facilities plus the actual or notional cost of terminating any of their interest rates swaps not exceed a certain percentage of the charter-free market value of the vessels that secure each of the credit facilities. Vessel values are volatile and a decline in vessel values could result in prepayments under the Company’s credit facilities.

The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis. The SOFR interest spot rate at December 31, 2023 (and spot rate at December 31, 2022 for comparatives) is used as a basis for preparation.

As of December 31, 2023
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$65,665	$346,283	$143,919	$555,867
Total	$65,665	$346,283	$143,919	$555,867

As of December 31, 2022
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$59,707	$384,591	$26,464	$470,761
Interest rate swaps	(3,300)	-	-	(3,300)
Total	$56,407	$384,591	$26,464	$467,462

Capital management

A key objective in relation to capital management is to ensure that the Company maintains a capital structure suitable to support its business. The Company evaluates its capital structure in light of current and projected cash flows, the cyclicality and the relative strength or weakness of the shipping markets, new business opportunities and the Company’s financial commitments. In order to maintain or adjust the capital structure, the Company may adjust or eliminate the dividends paid to shareholders, issue new shares or sell assets to reduce debt.

The Company is in compliance with its financial covenants stipulated in its credit agreements.

Credit Agricole Credit Facility

In November 2022, the Company entered into an amended and restated agreement between Credit Agricole, as lender, DHT Tiger Limited, as borrower, and DHT Holdings, Inc., as guarantor (the “Credit Agricole Credit Facility”) for a $37.5 million credit facility to refinance the outstanding amount under a credit agreement with Credit Agricole that financed DHT Tiger. Borrowings bear interest at a rate equal to SOFR + 2.05%, including the historical CAS, and is repayable in 24 quarterly installments of $0.6 million from March 2023 to December 2028 and a final payment of $22.5 million in December 2028.

The Credit Agricole Credit Facility contains a covenant requiring that at all times the charter-free market value of the vessel that secures the Credit Agricole Credit Facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the Credit Agricole Credit Facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $300 million, the value adjusted tangible net worth shall be at least 25% of the value adjusted total assets, unencumbered consolidated cash shall be at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt and DHT, on a consolidated basis shall have working capital greater than zero. “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessel (as determined quarterly by an approved broker). The Credit Agricole Credit Facility is secured by, among other things, a first-priority mortgage on DHT Tiger, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of the Borrower’s bank accounts and a first-priority pledge over the shares in the Borrower. The Credit Agricole Credit Facility contains covenants that prohibit the Borrower from, among other things, incurring additional indebtedness without the prior consent of the lender, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of their assets to another person.

Danish Ship Finance Credit Facility

In November 2014, we entered into a credit facility in the amount of $49.4 million to fund the acquisition of one of the VLCCs to be constructed at HHI through a secured term loan facility between and among Danish Ship Finance A/S, as lender, a wholly owned special purpose vessel-owning subsidiary, as borrower, and DHT Holdings, Inc., as guarantor (the “Danish Ship Finance Credit Facility”). The full amount of the Danish Ship Finance Credit Facility was borrowed in November 2015. In April 2020, we agreed to a $36.4 million refinancing with Danish Ship Finance A/S.  The refinancing was in direct continuation to the original loan and is a five-year term loan with final maturity in November 2025. Borrowings bore interest at a rate equal to LIBOR + 2.00%. In October 2023, the Company entered into an amended and restated agreement in relation to the LIBOR cessation. The Danish Ship Finance Credit Facility bears interest at a rate equal to SOFR plus CAS plus a margin of 2.00%, and is repayable in semiannual installments of $1.2 million and a final payment of $24.3 million at final maturity.

The Danish Ship Finance Credit Facility is secured by, among other things, a first-priority mortgage on the vessel financed by the Danish Ship Finance Credit Facility, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of the borrower’s bank accounts and a first-priority pledge over the shares in the borrower. The Danish Ship Finance Credit Facility contains covenants that prohibit the borrower from, among other things, incurring additional indebtedness without the prior consent of the lender, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of its assets to another person. The Danish Ship Finance Credit Facility contains a covenant requiring that at all times the charter-free market value of the vessel that secures the Danish Ship Finance Credit Facility be no less than 135% of borrowings. Also, we covenant that, throughout the term of the Danish Ship Finance Credit Facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $300 million, the value adjusted tangible net worth shall be at least 25% of value adjusted total assets and unencumbered consolidated cash shall be at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt. “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by an approved broker).

Nordea Credit Facility

In May 2021, the Company entered into a new secured credit agreement with Nordea, ABN AMRO, Credit Agricole, DNB, Danish Ship Finance, ING and SEB, as lenders, several wholly owned special-purpose vessel-owning subsidiaries as borrowers, and DHT Holdings, Inc., as guarantor (the “Nordea Credit Facility”) for a $316.2 million credit facility with Nordea as agent. The Nordea Credit Facility consists of a $119.8 million term loan and a $196.4 million revolving credit facility, of which $60 million is subject to quarterly reductions through the term of the facility.

In June 2021, the Company drew down $233.8 million under the Nordea Credit Facility and repaid the total outstanding under the Old Nordea Credit Facility, amounting to $175.9 million. Borrowings bore interest at a rate equal to LIBOR + 1.90%. In June 2023, the Company entered into an amended and restated agreement in relation to the LIBOR cessation. The Nordea Credit Facility bears interest at a rate equal to SOFR plus CAS plus a margin of 1.90% and has final maturity in January 2027.

In August 2022, the Company entered into an agreement to sell DHT Edelweiss, a 2008 built VLCC, for $37.0 million. The vessel was delivered to its new owner during the third quarter of 2022 and the sale generated a gain of $6.8 million. The Company repaid the outstanding debt of $12.2 million in connection with the sale and cancelled the RCF tranche of $2.4 million. In June 2022 and September 2022, the Company prepaid $23.1 million and $50 million, respectively, under the Nordea Credit Facility. The voluntary prepayments were made under the revolving credit facility tranches and may be re-borrowed. In December 2022, the Company prepaid $23.7 million under the Nordea Credit Facility and the prepayment was made for all regular installments for 2023. In December 2023, the Company prepaid $23.7 million under the Nordea Credit Facility and the prepayment was made for all regular installments for 2024.The outstanding amount is repayable in quarterly installments of $5.9 million from March 2025, with a final payment of $40.9 million in addition to the last installment of $5.2 million due in the first quarter of 2027. Additionally, the facility includes an uncommitted incremental facility of $250.0 million.

The Nordea Credit Facility is secured by, among other things, a first-priority mortgage on the vessels financed by the credit facility, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of each of the borrowers’ bank accounts and a first-priority pledge over the shares in each of the borrowers. The credit facility contains covenants that prohibit the borrowers from, among other things, incurring additional indebtedness without the prior consent of the lenders, permitting liens on assets, merging or consolidating with other entities or transferring all or any substantial part of their assets to another person. The credit facility also contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $300 million, the value adjusted tangible net worth shall be at least 25% of the value adjusted total assets and unencumbered consolidated cash shall be at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt. “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by one approved broker).

ABN AMRO Credit Facility

In April 2018, the Company entered into a $484 million credit facility with ABN AMRO, Nordea, Credit Agricole, DNB, ING, Danish Ship Finance, SEB, DVB and Swedbank, as lenders, two special purpose wholly owned vessel-owning subsidiaries as borrowers, and DHT Holdings, Inc. as guarantor (the “ABN AMRO Credit Facility”), for the financing of 11 VLCCs and two newbuildings. Borrowings bore interest at a rate equal to LIBOR + 2.40%.

In January 2023, the Company refinanced the outstanding amount of $306.8 million under the ABN AMRO Credit Facility, including the $90.1 million undrawn under the revolving credit facility, through the ING Credit Facility as described below.

ING Credit Facility

In January 2023, the Company entered into a new $405.0 million secured credit facility, including a $100.0 million uncommitted incremental facility, with ING, Nordea, ABN AMRO, Credit Agricole, Danish Ship Finance and SEB, as lenders, ten wholly owned special-purpose vessel-owning subsidiaries as borrowers, and DHT Holdings, Inc., as guarantor (the “ING Credit Facility”). The ING Credit Facility refinanced the outstanding amount under the ABN AMRO Credit Facility, as described above. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.90%, including the historical CAS of 26 basis points, and is repayable in quarterly installments of $6.3 million with maturity in January 2029.

In the third quarter of 2023, the Company drew down $55 million under the revolving credit facility, which was applied towards the delivery of DHT Appaloosa and general corporate purposes. Further, the Company entered into a $45 million senior secured credit facility under the incremental facility with ING, Nordea, ABN AMRO, Danish Ship Finance and SEB, as lenders, a wholly owned special-purpose vessel-owning subsidiary of the Company as borrower and DHT Holdings, Inc. as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.80% and is repayable in quarterly installments of $0.75 million with maturity in January 2029. The draw down of the $45 million senior secured credit facility was applied to repay the revolving credit facility.

The ING Credit Facility is secured by, among other things, a first-priority mortgage on the vessel financed by the credit facility, a first-priority assignment of earnings, insurances and intercompany claims, a first-priority pledge of the balances of each of the borrowers’ bank accounts and a first-priority pledge over the shares in each of the borrowers. The credit facility contains a covenant requiring that at all times the charter-free market value of the vessels that secure the credit facility be no less than 135% of borrowings. Also, DHT covenants that, throughout the term of the credit facility, DHT, on a consolidated basis, shall maintain a value adjusted tangible net worth of $300 million, value adjusted tangible net worth shall be at least 25% of value adjusted total assets and unencumbered consolidated cash of at least the higher of (i) $30 million and (ii) 6% of our gross interest-bearing debt. “Value adjusted” is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by an approved broker).